Offerings	Sep. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.55% Series due 2036
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 697,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,331.65
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 6.15% Series due 2056
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,712,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,390.23
Offering Note	See Offering Note 1.